Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 14 - SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on February 16, 2022. The Company’s authorized share capital is $50,000, divided into 500,000,000 ordinary shares consisting of 300,000,000 Class A Ordinary Shares and 200,000,000 Class B Ordinary Shares, par value $0.0001 per share. On July 23, 2022, the Company had 68,442 Class A Ordinary Shares and 31,558 Class B Ordinary Shares, issued and outstanding, respectively.

On January 10, 2023, the Company issued a total of 8,144,598 Class A Ordinary Shares and 3,755,402 Class B Ordinary Shares to its existing shareholders, which increased pro rata the number of shares each shareholder owns and did not change their respective percentage of ownership in the Company.

On April 20, 2023, the Company consummated the initial public offering of 2,750,000 Class A Ordinary Shares. Ordinary shares outstanding after this issuance included (i) 10,963,040 Class A Ordinary Shares and (ii) 3,786,960 Class B Ordinary Shares.

Holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to twenty (20) votes. The Class A Ordinary Shares are not convertible into shares of any other class. Upon any direct or indirect sale, transfer, assignment or disposition, the Class B Ordinary Shares will be automatically and immediately convertible into Class A Ordinary Shares on a one-to-one basis.

Capital contribution

The company’s capital contribution increased by $11,000,000 through its initial public offering, and after deducting deferred offering costs, expenses allowance and expenses, the actual net increase in capital contribution was $8,161,783.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, Tiancheng Jinhui in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. It is required to allocate 10 % of its after-tax profits to fund statutory reserves until such reserves have reached 50 % of its respective registered capital. The reserve funds, however, may not be distributed as cash dividends.

As of December 31,2023, and 2022, the balances of the statutory reserves were $282,545 and $282,545, respectively.